Supplement dated December 1, 2015
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus & Summary Prospectus Dated
Columbia Funds Series Trust II
Columbia Large Core Quantitative Fund	12/1/2015
Effective on December 21, 2015, the Fund’s name will change to Columbia Disciplined Core Fund. Accordingly, effective on such date, all references in the prospectus and summary prospectus to Columbia Large Core Quantitative Fund are deleted and replaced with Columbia Disciplined Core Fund.
Shareholders should retain this Supplement for future reference.
SUP177_07_003_(12/15)